LEASE - Supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Cash payments for operating leases	$ 275,120	$ 533,803	$ 326,125
Right-of-use assets obtained in exchange for operating lease liabilities			$ 19,701